Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Net income (loss)	$ 29,507	$ (15,426)	$ 17,630	$ 4,621
Other comprehensive income (loss) before reclassifications
Unrealized gain (loss) on qualifying cash flow hedging instruments, net of tax (note 11)	6,940	(264)	16,129	(1,278)
To interest expense:
Other comprehensive income	6,817	529	15,637	807
Comprehensive income (loss)	36,324	(14,897)	33,267	5,428
Non-controlling interest in comprehensive income (loss)	3,988	3,436	(2,202)	10,168
Preferred unitholders' interest in comprehensive income (loss)	6,425	2,813	19,276	8,438
General and limited partners' interest in comprehensive income (loss)	25,911	(21,146)	16,193	(13,178)
Equity income
To equity income:
Realized (gain) loss on qualifying cash flow hedging instruments	(86)	793	(703)	2,085
Interest expense
To interest expense:
Realized (gain) loss on qualifying cash flow hedging instruments (note 11)	$ (37)	$ 0	$ 211